Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Management Trust
Entity Central Index Key	0001605283
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000199848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class A
Trading Symbol	ICIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class A)	$45	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Federal Open Market Committee (FOMC) lowered monetary policy rates early in the period and then held rates steady. The FOMC lowered the target range of the effective federal funds rate by 0.75% in the final three months of 2025 to 3.50%-3.75% and then held policy rates steady through August 31, 2026, as renewed inflation concerns, including tariff-driven pressures, argued against further easing. During the reporting period, the policy rate path was unclear and fluctuated, with the market pricing in roughly two full 0.25% rate cuts in January and shifting to a 0.25% rate hike priced in by the end of the fiscal year. As a result, the yield of the 3-month US Treasury bill declined by a modest 0.31% to 3.83%, while the yield of the two-year US Treasury note rose by 0.73% to 4.34%. The commercial paper market continued to expand and investment grade corporate bond issuance remained robust at approximately $2.95 trillion through August 2026, broadly in line with the elevated pace of 2025. Primary asset-backed securities ("ABS") and broader securitized market issuance remained active through August 2026. Overall general corporate credit fundamentals remained resilient and, because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund reflected this broader market environment of abundant supply, rising intermediate yields, and moderately wider credit spreads.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund returned 3.82%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 3.82%.
What contributed to performance?
• The Fund's allocation to investment grade corporate bonds, ABS and money market securities contributed the most to the Fund's performance during the period.
• The Fund maintained its elevated holdings of investment grade ("IG") corporate debt from the previous fiscal year and the category contributed the most to the Fund's performance. Financials, consumer cyclical and industrials were the top performing sub sectors of IG corporate debt. Cash equivalent securities with 1-7 day maturities and greater than 150 day maturity were the other sub sectors adding the most to the Fund's performance during the period.
What detracted from performance?
• The Fund's allocation to government securities was the main detractor from the Fund's performance during the period.
• The Fund's duration/yield curve exposure was a detractor to the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class A)	3.82%	3.59%	2.58%
ICE BofA US Treasury Bill Index	3.82%	3.67%	2.42%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Performance Inception Date	Apr. 02, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,771,481,490
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 3,921,926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,771,481,490
Total number of portfolio holdings	267
Total advisory fees paid	$3,921,926
Portfolio turnover rate	59%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2026) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class A shares changed from 0.40% to 0.46% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class A shares changed from 0.40% to 0.46% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000217952 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class Y
Trading Symbol	ICIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class Y)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Federal Open Market Committee (FOMC) lowered monetary policy rates early in the period and then held rates steady. The FOMC lowered the target range of the effective federal funds rate by 0.75% in the final three months of 2025 to 3.50%-3.75% and then held policy rates steady through August 31, 2026, as renewed inflation concerns, including tariff-driven pressures, argued against further easing. During the reporting period, the policy rate path was unclear and fluctuated, with the market pricing in roughly two full 0.25% rate cuts in January and shifting to a 0.25% rate hike priced in by the end of the fiscal year. As a result, the yield of the 3-month US Treasury bill declined by a modest 0.31% to 3.83%, while the yield of the two-year US Treasury note rose by 0.73% to 4.34%. The commercial paper market continued to expand and investment grade corporate bond issuance remained robust at approximately $2.95 trillion through August 2026, broadly in line with the elevated pace of 2025. Primary asset-backed securities ("ABS") and broader securitized market issuance remained active through August 2026. Overall general corporate credit fundamentals remained resilient and, because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund reflected this broader market environment of abundant supply, rising intermediate yields, and moderately wider credit spreads.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 3.82%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 3.82%.
What contributed to performance?
• The Fund's allocation to investment grade corporate bonds, ABS and money market securities contributed the most to the Fund's performance during the period.
• The Fund maintained its elevated holdings of investment grade ("IG") corporate debt from the previous fiscal year and the category contributed the most to the Fund's performance. Financials, consumer cyclical and industrials were the top performing sub sectors of IG corporate debt. Cash equivalent securities with 1-7 day maturities and greater than 150 day maturity were the other sub sectors adding the most to the Fund's performance during the period.
What detracted from performance?
• The Fund's allocation to government securities was the main detractor from the Fund's performance during the period.
• The Fund's duration/yield curve exposure was a detractor to the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class Y)	3.82%	3.67%	2.68%
ICE BofA US Treasury Bill Index	3.82%	3.67%	2.42%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,771,481,490
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 3,921,926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,771,481,490
Total number of portfolio holdings	267
Total advisory fees paid	$3,921,926
Portfolio turnover rate	59%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2026) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class Y shares changed from 0.30% to 0.36% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class Y shares changed from 0.30% to 0.36% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000142880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	ICIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Institutional Class)	$28	0.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Federal Open Market Committee (FOMC) lowered monetary policy rates early in the period and then held rates steady. The FOMC lowered the target range of the effective federal funds rate by 0.75% in the final three months of 2025 to 3.50%-3.75% and then held policy rates steady through August 31, 2026, as renewed inflation concerns, including tariff-driven pressures, argued against further easing. During the reporting period, the policy rate path was unclear and fluctuated, with the market pricing in roughly two full 0.25% rate cuts in January and shifting to a 0.25% rate hike priced in by the end of the fiscal year. As a result, the yield of the 3-month US Treasury bill declined by a modest 0.31% to 3.83%, while the yield of the two-year US Treasury note rose by 0.73% to 4.34%. The commercial paper market continued to expand and investment grade corporate bond issuance remained robust at approximately $2.95 trillion through August 2026, broadly in line with the elevated pace of 2025. Primary asset-backed securities ("ABS") and broader securitized market issuance remained active through August 2026. Overall general corporate credit fundamentals remained resilient and, because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund reflected this broader market environment of abundant supply, rising intermediate yields, and moderately wider credit spreads.
• For the fiscal year ended August 31, 2026, Institutional Class shares of the Fund returned 3.89%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 3.82%.
What contributed to performance?
• The Fund's allocation to investment grade corporate bonds, ABS and money market securities contributed the most to the Fund's performance during the period.
• The Fund maintained its elevated holdings of investment grade ("IG") corporate debt from the previous fiscal year and the category contributed the most to the Fund's performance. Financials, consumer cyclical and industrials were the top performing sub sectors of IG corporate debt. Cash equivalent securities with 1-7 day maturities and greater than 150 day maturity were the other sub sectors adding the most to the Fund's performance during the period.
What detracted from performance?
• The Fund's allocation to government securities was the main detractor from the Fund's performance during the period.
• The Fund's duration/yield curve exposure was a detractor to the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Institutional Class)	3.89%	3.70%	2.70%
ICE BofA US Treasury Bill Index	3.82%	3.67%	2.42%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,771,481,490
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 3,921,926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,771,481,490
Total number of portfolio holdings	267
Total advisory fees paid	$3,921,926
Portfolio turnover rate	59%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2026) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Institutional Class shares changed from 0.30% to 0.27% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Institutional Class shares changed from 0.30% to 0.27% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000217951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class R6
Trading Symbol	ICIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class R6)	$30	0.29%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Federal Open Market Committee (FOMC) lowered monetary policy rates early in the period and then held rates steady. The FOMC lowered the target range of the effective federal funds rate by 0.75% in the final three months of 2025 to 3.50%-3.75% and then held policy rates steady through August 31, 2026, as renewed inflation concerns, including tariff-driven pressures, argued against further easing. During the reporting period, the policy rate path was unclear and fluctuated, with the market pricing in roughly two full 0.25% rate cuts in January and shifting to a 0.25% rate hike priced in by the end of the fiscal year. As a result, the yield of the 3-month US Treasury bill declined by a modest 0.31% to 3.83%, while the yield of the two-year US Treasury note rose by 0.73% to 4.34%. The commercial paper market continued to expand and investment grade corporate bond issuance remained robust at approximately $2.95 trillion through August 2026, broadly in line with the elevated pace of 2025. Primary asset-backed securities ("ABS") and broader securitized market issuance remained active through August 2026. Overall general corporate credit fundamentals remained resilient and, because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund reflected this broader market environment of abundant supply, rising intermediate yields, and moderately wider credit spreads.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 3.86%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 3.82%.
What contributed to performance?
• The Fund's allocation to investment grade corporate bonds, ABS and money market securities contributed the most to the Fund's performance during the period.
• The Fund maintained its elevated holdings of investment grade ("IG") corporate debt from the previous fiscal year and the category contributed the most to the Fund's performance. Financials, consumer cyclical and industrials were the top performing sub sectors of IG corporate debt. Cash equivalent securities with 1-7 day maturities and greater than 150 day maturity were the other sub sectors adding the most to the Fund's performance during the period.
What detracted from performance?
• The Fund's allocation to government securities was the main detractor from the Fund's performance during the period.
• The Fund's duration/yield curve exposure was a detractor to the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class R6)	3.86%	3.70%	2.71%
ICE BofA US Treasury Bill Index	3.82%	3.67%	2.42%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,771,481,490
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 3,921,926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,771,481,490
Total number of portfolio holdings	267
Total advisory fees paid	$3,921,926
Portfolio turnover rate	59%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2026) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class R6 shares changed from 0.30% to 0.29% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class R6 shares changed from 0.30% to 0.29% of the Fund's average daily net assets. Unless Invesco continues the agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.